Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amortized intangible assets:
Gross carrying value	$ 20,704	$ 20,357
Accumulated amortization	(17,670)	(16,242)
Net carrying value	3,034	4,115
Unamortized intangible assets:
Mortgage servicing rights	13,625	12,959
Goodwill	26,587	26,693	$ 25,529
Trademark	14	14
MSRs [Member]
Amortized intangible assets:
Gross carrying value	3,876	3,595
Accumulated amortization	(2,452)	(2,189)
Net carrying value	1,424	1,406
Core deposit intangibles [Member]
Amortized intangible assets:
Gross carrying value	12,834	12,834
Accumulated amortization	(12,065)	(11,214)
Net carrying value	769	1,620
Customer relationship and other intangibles [Member]
Amortized intangible assets:
Gross carrying value	3,994	3,928
Accumulated amortization	(3,153)	(2,839)
Net carrying value	$ 841	$ 1,089